Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2022
Selected Income Statement Data [Abstract]
Schedule of selected revenues
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Sales of products	307,791	259,332	148,257
Service fees	13,118	10,327	7,602

	320,909	269,659	155,859

Schedule of selected selling, general and administrative expenses data

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Selling (*)	38,249	33,614	22,969
General and administrative	11,250	9,359	8,063

	49,499	42,973	31,032

(*) Including shipping and handling costs	2,294	1,867	2,356

Schedule of selected financial income (expenses) data

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Interest income	8,648	1,408	1,281
Convertible notes amortization	(1,094)	(113)	-
Other, net (*)	(864)	(265)	(506)

	6,690	1,030	775

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(351), $58, and $(351) in 2022, 2021 and 2020, respectively.